Consolidated cash flow statement (Parenthetical) £ in Millions		12 Months Ended
	Jun. 02, 2018 GBP (£)	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 GBP (£)
Continuing and Discontinued Operations [Line Items]
Cash flows from operations		£ (4,702)	£ (4,452)
Increase (decrease) in cash flows		250
Outflow from changes in pensions and other post-retirement obligations		239	768
Change in outflow from changes in pensions and other post-retirement obligations		529
Loans to joint ventures and associates		197
Purchases of intangibles and property, plant and equipment net of disposals		3,901
Net foreign exchange loss		133
Interest paid		796	1,167
Tax recovered		8	(132)
Dividends paid		4,487	1,463
Decrease in dividends		147
Share buybacks related to repurchase of scrip uptake		178
Decrease in share buybacks related to repurchase of the scrip uptake		11
Return to shareholder's of gain on disposal		4,010	0
Stock consolidation ratio	0.9167
Share buybacks		839
Cash proceeds received from disposal		(20)	5,454
Net debt deconsolidated on disposal of subsidiary		0	5,890
Disposal of investments		134	0
Dividends received from joint ventures and associates		213	99
Increase in dividends from joint ventures and associates		114
Net debt		(23,002)	(19,274)
Continuing operations
Continuing and Discontinued Operations [Line Items]
Net capital investment		4,098	3,638
Increase (decrease) in net capital investment		460
Interest paid		796	788
Increase in net interest paid		8
Tax recovered		8	(132)
Discontinued operations
Continuing and Discontinued Operations [Line Items]
Cash flows from operations		207	(987)
Increase (decrease) in cash flows		(1,194)
Net capital investment		0	605
Interest paid		0	1,167
Debt buyback costs			1,052
Tax recovered		0	£ (78)
Dividends
Continuing and Discontinued Operations [Line Items]
Dividends paid		1,316
Special dividend
Continuing and Discontinued Operations [Line Items]
Dividends paid	£ 3,171
US
Continuing and Discontinued Operations [Line Items]
Income tax refund		46
UK
Continuing and Discontinued Operations [Line Items]
Income tax refund		67
Disposal of investments		£ 126